Borrowings - Schedule of Tabular Form Of Movements In Long Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Debt [Line Items]
Opening Balance	$ 80,332	$ 35,543
Drawdowns of facilities	117,527	32,493
Transaction costs paid	(3,888)	0
Issuance costs of borrowings capitalised	0	286
Repayment of borrowings (inclusive of prepayment fee)	(72,407)	0
Accrued Interest	12,761	8,273
Conversion of convertible notes	(42,570)	0
Credit card borrowings	49	10
Foreign currency translations movements	(3,461)	3,727
Closing Balance	$ 88,343	$ 80,332